Average Annual Total Returns	Putnam Growth Opportunities Fund Class A Shares 1 Year	Putnam Growth Opportunities Fund Class A Shares 5 Years	Putnam Growth Opportunities Fund Class A Shares 10 Years	Putnam Growth Opportunities Fund Class A Shares After Taxes on Distributions 1 Year	Putnam Growth Opportunities Fund Class A Shares After Taxes on Distributions 5 Years	Putnam Growth Opportunities Fund Class A Shares After Taxes on Distributions 10 Years	Putnam Growth Opportunities Fund Class A Shares After Taxes on Distributions and Sales 1 Year	Putnam Growth Opportunities Fund Class A Shares After Taxes on Distributions and Sales 5 Years	Putnam Growth Opportunities Fund Class A Shares After Taxes on Distributions and Sales 10 Years	Putnam Growth Opportunities Fund Class B Shares 1 Year	Putnam Growth Opportunities Fund Class B Shares 5 Years	Putnam Growth Opportunities Fund Class B Shares 10 Years	Putnam Growth Opportunities Fund Class C Shares 1 Year	Putnam Growth Opportunities Fund Class C Shares 5 Years	Putnam Growth Opportunities Fund Class C Shares 10 Years	Putnam Growth Opportunities Fund Class R Shares 1 Year	Putnam Growth Opportunities Fund Class R Shares 5 Years	Putnam Growth Opportunities Fund Class R Shares 10 Years	Putnam Growth Opportunities Fund Class R5 Shares 1 Year		Putnam Growth Opportunities Fund Class R5 Shares 5 Years		Putnam Growth Opportunities Fund Class R5 Shares 10 Years		Putnam Growth Opportunities Fund Class R6 Shares 1 Year		Putnam Growth Opportunities Fund Class R6 Shares 5 Years		Putnam Growth Opportunities Fund Class R6 Shares 10 Years		Putnam Growth Opportunities Fund Class Y Shares 1 Year	Putnam Growth Opportunities Fund Class Y Shares 5 Years	Putnam Growth Opportunities Fund Class Y Shares 10 Years	Putnam Growth Opportunities Fund Russell 1000 Growth Index (no deduction for fees, expenses or taxes) 1 Year		Putnam Growth Opportunities Fund Russell 1000 Growth Index (no deduction for fees, expenses or taxes) 5 Years		Putnam Growth Opportunities Fund Russell 1000 Growth Index (no deduction for fees, expenses or taxes) 10 Years		Putnam Research Fund Class A 1 Year	Putnam Research Fund Class A 5 Years	Putnam Research Fund Class A 10 Years	Putnam Research Fund Class A After Taxes on Distributions 1 Year	Putnam Research Fund Class A After Taxes on Distributions 5 Years	Putnam Research Fund Class A After Taxes on Distributions 10 Years	Putnam Research Fund Class A After Taxes on Distributions and Sales 1 Year	Putnam Research Fund Class A After Taxes on Distributions and Sales 5 Years	Putnam Research Fund Class A After Taxes on Distributions and Sales 10 Years	Putnam Research Fund Class B 1 Year	Putnam Research Fund Class B 5 Years	Putnam Research Fund Class B 10 Years	Putnam Research Fund Class C 1 Year	Putnam Research Fund Class C 5 Years	Putnam Research Fund Class C 10 Years	Putnam Research Fund Class R 1 Year	Putnam Research Fund Class R 5 Years	Putnam Research Fund Class R 10 Years	Putnam Research Fund Class R6 1 Year		Putnam Research Fund Class R6 5 Years		Putnam Research Fund Class R6 10 Years		Putnam Research Fund Class Y 1 Year	Putnam Research Fund Class Y 5 Years	Putnam Research Fund Class Y 10 Years	Putnam Research Fund S&P 500 Index (no deduction for fees, expenses or taxes) 1 Year	Putnam Research Fund S&P 500 Index (no deduction for fees, expenses or taxes) 5 Years	Putnam Research Fund S&P 500 Index (no deduction for fees, expenses or taxes) 10 Years
Total	28.58%	13.10%	14.35%	27.41%	12.07%	13.21%	17.70%	10.24%	11.66%	30.37%	13.34%	14.34%	34.35%	13.59%	14.17%	36.04%	14.16%	14.74%	36.75%	[1]	14.78%	[1]	15.36%	[1]	36.90%	[1]	14.90%	[1]	15.45%	[1]	36.74%	14.73%	15.31%	36.39%	[2]	14.63%	[2]	15.22%	[2]	25.17%	9.74%	12.56%	22.88%	8.39%	11.78%	16.08%	7.42%	10.34%	26.85%	9.95%	12.55%	30.85%	10.21%	12.38%	32.49%	10.78%	12.95%	33.32%	[3]	11.47%	[3]	13.59%	[3]	33.17%	11.33%	13.51%	31.49%	11.70%	13.56%

[1]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.
[2]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.
[3]	Performance for class R6 shares prior to their inception (6/29/15) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.